T. ROWE PRICE Retirement I 2015 Fund-I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 49 .7%
T. Rowe Price Funds:
New Income Fund  266,463 46,832 25,000 29,724,876 276,144
Limited Duration Inflation
Focused Bond Fund  233,486 50,220 30,111 47,014,055 247,764
International Bond Fund (USD
Hedged)  92,674 15,399 8,769 9,792,664 94,695
Dynamic Global Bond Fund  62,790 16,018 6,179 7,219,796 69,454
Emerging Markets Bond Fund  64,309 12,028 6,440 6,222,279 61,041
High Yield Fund  59,080 10,022 8,662 9,072,886 57,794
Floating Rate Fund  32,237 11,153 3,299 4,195,225 39,687
U.S. Treasury Long-Term Index
Fund  26,683 14,760 3,879 3,414,782 37,665
Total Bond Mutual Funds (Cost $ 898,059 ) 884,244
EQUITY MUTUAL FUNDS 48 .0%
T. Rowe Price Funds:
Value Fund  131,173 52,925 17,218 3,374,336 151,946
Equity Index 500 Fund  185,017 26,089 55,713 1,251,084 144,162
Growth Stock Fund (2) 116,162 38,898 11,732 1,374,051 123,610
International Value Equity Fund  74,116 11,495 7,281 4,781,188 72,339
Overseas Stock Fund  68,844 9,907 6,575 5,306,075 66,591
International Stock Fund  64,612 13,513 7,436 3,156,182 58,421
Mid-Cap Value Fund  37,867 7,328 5,769 1,073,988 36,451
Mid-Cap Growth Fund (2) 34,367 8,741 4,410 321,417 33,180
Emerging Markets Stock Fund  35,446 6,493 6,720 614,695 25,922
Emerging Markets Discovery
Stock Fund  13,490 17,685 1,899 1,827,670 25,770
Real Assets Fund  24,890 3,519 3,332 1,675,552 25,050
Small-Cap Value Fund  24,301 4,402 3,382 404,010 23,291
Small-Cap Stock Fund  23,450 5,525 2,897 367,772 23,019
U.S. Large-Cap Core Fund  8,266 11,589 2,158 495,290 16,295
New Horizons Fund (2) 18,920 5,005 2,545 254,426 16,235
U.S. Equity Research Fund  – 13,994 292 315,915 13,155
Total Equity Mutual Funds (Cost $ 704,257 ) 855,437
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  169 28,360 28,353 1,748 174
Total Other Mutual Funds (Cost $ 175 ) 174

T. ROWE PRICE Retirement I 2015 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 52,857 79,666 91,404 41,118,975 41,119
Total Short-Term Investments (Cost $ 41,119 ) 41,119
Total Investments in Securities 100.0%
(Cost $1,643,610) $ 1,780,974
Other Assets Less Liabilities (0.0)% (530)
Net Assets 100.0% $ 1,780,444
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2015 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 809 $ (3,175) $ 1,498
Emerging Markets Bond Fund  (483) (8,856) 2,581
Emerging Markets Discovery Stock Fund  458 (3,506) 452
Emerging Markets Stock Fund  2,197 (9,297) 604
Equity Index 500 Fund  20,974 (11,231) 1,890
Floating Rate Fund  (46) (404) 1,194
Growth Stock Fund  12,801 (19,718) —
High Yield Fund  1 (2,646) 2,653
International Bond Fund (USD Hedged)  1,143 (4,609) 1,494
International Stock Fund  3,870 (12,268) 1,022
International Value Equity Fund  674 (5,991) 2,340
Limited Duration Inflation Focused Bond Fund  2,452 (5,831) 9,954
Mid-Cap Growth Fund  4,138 (5,518) —
Mid-Cap Value Fund  3,440 (2,975) 571
New Horizons Fund  3,430 (5,145) —
New Income Fund  2,822 (12,151) 3,977
Overseas Stock Fund  535 (5,585) 1,702
Real Assets Fund  305 (27) 649
Small-Cap Stock Fund  1,830 (3,059) 97
Small-Cap Value Fund  1,853 (2,030) 242
Transition Fund  111 (2) —
U.S. Equity Research Fund  134 (547) 49
U.S. Large-Cap Core Fund  1,037 (1,402) 129
U.S. Treasury Long-Term Index Fund  (693) 101 497
Value Fund  15,512 (14,934) 2,018
U.S. Treasury Money Fund, 0.14% — — 33
Totals $ 79,304 # $ (140,806) $ 35,646 +
# Capital gain distributions from mutual funds represented $54,090 of the net realized gain (loss).
+ Investment income comprised $35,646 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2015 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2015 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement I 2015 Fund-I Class

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R411-054Q3 02/22